Capital management (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Capital management
Less: cash and cash equivalents	$ (19,716)	₨ (1,363,671)	$ (35,643)	₨ (2,465,073)	₨ (1,532,629)	₨ (389,664)
Equity	34,120	2,359,749		(224,918)
Total equity	$ 34,401	2,379,170		(225,279)	₨ 3,189,569	₨ 441,058
Debt Covenants
Capital management
Interest bearing loans and borrowings		1,176,405		851,829
Less: cash and cash equivalents		(2,161,014)		(2,465,073)
Net debt		(984,609)		(1,613,244)
Share warrants		383,793		1,914,604
Equity		2,359,749		(224,918)
Total equity		₨ 2,743,542		₨ 1,689,686
Gearing ratio	(55.98%)	(55.98%)	(2110.39%)	(2110.39%)